16. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired loans	$ 2,712	$ 3,382
Other real estate	4,740	5,453
Total	$ 7,452	8,835
Impaired loans [Member]
Valuation Technique	Appraisal value
Significant Unobservable Inputs	Appraisals and/or sales of comparable properties
Significant Unobservable Inputs	Appraisals discounted 5% to 10% for sales commissions and other holding costs
Other real estate [Member]
Valuation Technique	Appraisal value/Comparison sale
Significant Unobservable Inputs	Appraisals and/or sales of comparable properties
Significant Unobservable Inputs	Appraisals discounted 5% to 10% for sales commissions and other holding costs
Level 1
Impaired loans	$ 0	0
Other real estate	0	0
Total	0	0
Level 2
Impaired loans	0	0
Other real estate	0	0
Total	0	0
Level 3
Impaired loans	2,712	3,382
Other real estate	4,740	5,453
Total	$ 7,452	$ 8,835